MULTI-STRATEGY GROWTH & INCOME FUND

July 2, 2015

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: Multi-Strategy Growth & Income Fund (the “Trust”)

File Nos. 333-189008 and 811-22572

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned, on behalf of the Trust, hereby certifies that the form of Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Trust would not have differed from that contained in Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-2, filed electronically on June 29, 2015.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265 or Craig Foster at (614) 469-3280.

Sincerely,

/s/_______________

Raymond J. Lucia, Jr.

President